Differences Between Financial Statements and Form 5500 - Reconciliation of Change in Net Assets Available for Benefits (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 3,987,612
Net change in fair value adjustment of certain Galliard Stable Value Fund assets	33,634
Net change in amounts allocated to withdrawing participants and other	1,270
Net income per the Form 5500	$ 4,022,516